Share-Based Compensation - Summary of Company's Employee Share Option Activity (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥)
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Outstanding, Beginning balance | shares	2,595,065	2,595,065
Number of options, Granted | shares	4,742,500	4,742,500
Number of options, Exercised | shares	(1,632,223)	(1,632,223)
Number of options, Forfeited | shares	(2,883,750)	(2,883,750)
Number of options, Outstanding, Ending balance | shares	2,821,592	2,821,592	2,595,065	2,595,065
Number of options, Vested and expected to vest, Ending balance | shares		2,739,893
Number of options, Exercisable, Ending balance | shares		735,609
Weighted average exercise price, Outstanding, Beginning balance		$ 2.20
Weighted average exercise price, Granted		23.85
Weighted average exercise price, Exercised		2.20
Weighted average exercise price, Forfeited		23.66
Weighted average exercise price, Outstanding, Ending balance		16.66		$ 2.20
Weighted average exercise price, Vested or expected to vest		16.48
Weighted average exercise price, Exercisable		2.20
Weighted average grant date fair value, Outstanding, Beginning balance		5.00
Weighted average grant date fair value, Outstanding, Ending balance		11.87		$ 5.00
Weighted average grant date fair value, Vested or expected to vest		11.79
Weighted average grant date fair value, Exercisable		$ 4.93
Weighted average remaining contractual term	8 years 1 month 24 days	8 years 1 month 24 days	6 years 2 months 16 days	6 years 2 months 16 days
Weighted average remaining contractual term, Vested or expected to vest	8 years 1 month 13 days	8 years 1 month 13 days
Weighted average remaining contractual term, Exercisable	5 years 2 months 27 days	5 years 2 months 27 days
Aggregate intrinsic value of share options, Outstanding, Beginning balance | $		$ 84,911
Exercised	¥ 246,754	35,540	¥ 623,605		¥ 693,878
Aggregate intrinsic value of share options, Outstanding, Ending balance | $		24,329		$ 84,911
Aggregate intrinsic value of share options, Vested or expected to vest | $		24,102
Aggregate intrinsic value of share options, Exercisable | $		$ 16,978